Loans, Impaired Loans, and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2025
Disclosure of Financial Instruments [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
NOTE 6: LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES
(a) LOANS
The following table provides details regarding

the Bank’s loans as at January 31, 2025 and October

31, 2024.
Loans

(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024
Residential mortgages $ 334,103 $ 331,649
Consumer instalment and other personal 232,675 228,382
Credit card 41,585 40,639
Business and government 365,603 356,973

973,966 957,643
Loans at FVOCI

(Note 4)
217 230
Total loans 974,183 957,873
Total allowance for loan losses 8,655 8,094
Total loans, net of allowance $ 965,528 $ 949,779
Business and government loans and loans

at FVOCI are grouped together as reflected

below for presentation in the “Loans by

Risk Ratings” table.
Loans – Business and Government

(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024
Loans at amortized cost $ 365,603 $ 356,973
Loans at FVOCI

(Note 4)
217 230
Loans 365,820 357,203
Allowance for loan losses 3,864 3,583
Loans, net of allowance $ 361,956 $ 353,620
(b) CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. For
non-retail exposures, each borrower is assigned

a BRR that reflects the probability of default

(PD)

of the borrower using proprietary industry

and sector specific
risk models and expert judgment. Refer to

the shaded areas of the “Managing Risk”

section of the 2024 MD&A for further

details, including the mapping of PD
ranges to risk levels for retail exposures

as well as the Bank’s 21-point BRR scale

to risk levels and external ratings for non-retail

exposures.
The following table provides the gross carrying

amounts of loans and credit risk exposures

on loan commitments and financial guarantee

contracts by internal risk
ratings for credit risk management purposes,

presenting separately those that are

subject to Stage 1, Stage 2, and Stage 3

allowances.
Loans by Risk Ratings

(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages
1,2,3
Low Risk $ 244,306 $ 667 $ n/a $ 244,973 $ 238,101 $ 655 $ n/a $ 238,756
Normal Risk 61,347 14,132 n/a 75,479 65,318 13,620 n/a 78,938
Medium Risk 360 9,236 n/a 9,596 370 9,614 n/a 9,984
High Risk 6 3,159 409 3,574 5 3,201 347 3,553
Default n/a n/a 481 481 n/a n/a 418 418
Total loans 306,019 27,194 890 334,103 303,794 27,090 765 331,649
Allowance for loan losses 114 181 73 368 116 189 60 365
Loans, net of allowance 305,905 27,013 817 333,735 303,678 26,901 705 331,284
Consumer instalment and other personal 4

Low Risk 104,356 2,550 n/a 106,906 101,171 2,624 n/a 103,795
Normal Risk 66,013 12,497 n/a 78,510 66,105 12,054 n/a 78,159
Medium Risk 27,687 6,101 n/a 33,788 27,188 6,352 n/a 33,540
High Risk 4,090 8,313 447 12,850 4,017 7,881 412 12,310
Default n/a n/a 621 621 n/a n/a 578 578
Total loans 202,146 29,461 1,068 232,675 198,481 28,911 990 228,382
Allowance for loan losses 658 1,175 282 2,115 667 1,120 262 2,049
Loans, net of allowance 201,488 28,286 786 230,560 197,814 27,791 728 226,333
Credit card

Low Risk 9,775 15 n/a 9,790 6,902 16 n/a 6,918
Normal Risk 11,866 191 n/a 12,057 11,714 188 n/a 11,902
Medium Risk 11,929 1,099 n/a 13,028 12,908 1,122 n/a 14,030
High Risk 2,522 3,584 472 6,578 2,832 4,382 437 7,651
Default n/a n/a 132 132 n/a n/a 138 138
Total loans 36,092 4,889 604 41,585 34,356 5,708 575 40,639
Allowance for loan losses 731 1,079 498 2,308 704 1,015 378 2,097
Loans, net of allowance 35,361 3,810 106 39,277 33,652 4,693 197 38,542
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 161,478 134 n/a 161,612 158,425 102 n/a 158,527
Non-investment grade or Medium Risk 171,458 11,977 n/a 183,435 166,892 11,851 n/a 178,743
Watch and classified or High Risk 578 17,304 118 18,000 704 16,610 89 17,403
Default n/a n/a 2,773 2,773 n/a n/a 2,530 2,530
Total loans 333,514 29,415 2,891 365,820 326,021 28,563 2,619 357,203
Allowance for loan losses 1,095 1,804 965 3,864 983 1,758 842 3,583
Loans, net of allowance 332,419 27,611 1,926 361,956 325,038 26,805 1,777 353,620
Total loans 877,771 90,959 5,453 974,183 862,652 90,272 4,949 957,873
Total allowance for loan losses 2,598 4,239 1,818 8,655 2,470 4,082 1,542 8,094
Total loans, net of allowance $ 875,173 $ 86,720 $ 3,635 $ 965,528 $ 860,182 $ 86,190 $ 3,407 $ 949,779
Includes impaired loans with a balance of $ 212

million (October 31, 2024 – $
259

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $ 24 billion (October 31, 2024 – $
24

billion) and $
3

billion (October 31, 2024 –
$ 3

billion), respectively.
Includes insured mortgages of $ 71

billion (October 31, 2024 – $
71

billion).
4

Includes Canadian government-insured real estate personal loans of $
5

billion (October 31, 2024 – $
6

billion).
Includes loans guaranteed by government agencies of $ 24

billion (October 31, 2024 – $
24

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
Loans by Risk Ratings (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 322,804 $ 1,281 $ n/a $ 324,085 $ 268,234
$

1,365
$

n/a $ 269,599
Normal Risk 55,011 1,331 n/a 56,342 93,576 1,332 n/a 94,908
Medium Risk 14,826 1,094 n/a 15,920 18,562 1,247 n/a 19,809
High Risk 1,093 710 – 1,803 1,126 1,181 – 2,307
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 300,630 – n/a 300,630 287,830 – n/a 287,830
Non-investment grade 104,961 6,875 n/a 111,836 99,866 6,968 n/a 106,834
Watch and classified 490 6,122 – 6,612 328 5,418 – 5,746
Default n/a n/a 133 133 n/a n/a 252 252
Total off-balance sheet credit
instruments 799,815 17,413 133 817,361 769,522 17,511 252 787,285
Allowance for off-balance sheet credit

instruments 398 535 6 939 439 593 11 1,043
Total off-balance sheet credit
instruments, net of allowance $ 799,417 $ 16,878 $ 127 $ 816,422 $ 769,083 $ 16,918 $ 241 $ 786,242
Excludes mortgage commitments.
2

Includes $
396

billion (October 31, 2024 – $
384

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
69

billion (October 31, 2024 – $
66

billion) of the undrawn component of uncommitted credit and liquidity facilities.
(c) ALLOWANCE FOR CREDIT LOSSES
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three months ended January 31, 2025

and January 31, 2024,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
January 31, 2025 January 31, 2024
Residential mortgages $ 365 $ (1) $ (1) $ 5 $ 368 $ 403 $ 8 $ (2) $ 1 $ 410
Consumer instalment and other
personal 2,133 356 (334) 34 2,189 1,895 382 (275) (23) 1,979
Credit card 2,699 450 (436) 84 2,797 2,577 430 (369) (61) 2,577
Business and government 3,940 407 (186) 79 4,240 3,310 181 (113) (79) 3,299
Total allowance for loan losses,
including off-balance sheet
instruments 9,137 1,212 (957) 202 9,594 8,185 1,001 (759) (162) 8,265
Debt securities at amortized cost 3 – – – 3 2 – – – 2
Debt securities at FVOCI 1 – – – 1 2 – – (1) 1
Total allowance for credit
losses on debt securities 4 – – – 4 4 – – (1) 3
Total allowance for credit losses $ 9,141 $ 1,212 $ (957) $ 202 $ 9,598 $ 8,189 $ 1,001 $ (759) $ (163) $ 8,268
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,094

$ 8,654 $ 7,136

$ 7,265
Allowance for credit losses on
loans at FVOCI – 1 – –
Allowance for loan losses 8,094 8,655 7,136 7,265
Allowance for off-balance sheet
instruments 1,043 939 1,049 1,000

Allowance for credit losses on

debt securities 4 4 4 3
(d) ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on

the Bank’s allowance for loan losses by

stage as at and for the three months ended

January 31, 2025 and
January 31, 2024.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
January 31, 2025 January 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 116 $ 189 $ 60 $ 365 $ 154 $ 192 $ 57 $ 403
Provision for credit losses
Transfer to Stage 1 1 35 (34) (1) – 36 (33) (3) –
Transfer to Stage 2 (6) 11 (5) – (10) 15 (5) –
Transfer to Stage 3 – (11) 11 – – (9) 9 –
Net remeasurement due to transfers into stage 2 (7) 4 – (3) (6) 7 – 1
New originations or purchases 3 7 n/a n/a 7 8 n/a n/a 8
Net repayments 4 (1) (1) – (2) (1) – – (1)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (4) (4) (6) (14) (2) (5) (4) (11)
Changes to risk, parameters, and models 6 (28) 26 13 11 (40) 45 6 11
Disposals – – – – – – – –
Write-offs – – (1) (1) – – (2) (2)
Recoveries – – – – – – – –
Foreign exchange and other adjustments 2 1 2 5 (2) – 3 1
Balance at end of period $ 114 $ 181 $ 73 $ 368 $ 137 $ 212 $ 61 $ 410
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 696 $ 1,175 $ 262 $ 2,133 $ 688 $ 1,010 $ 197 $ 1,895
Provision for credit losses
Transfer to Stage 1 1 185 (184) (1) – 131 (130) (1) –
Transfer to Stage 2 (64) 87 (23) – (72) 91 (19) –
Transfer to Stage 3 (3) (73) 76 – (3) (60) 63 –
Net remeasurement due to transfers into stage 2 (82) 76 2 (4) (54) 86 2 34
New originations or purchases 3 84 n/a n/a 84 89 n/a n/a 89
Net repayments 4 (22) (25) (4) (51) (18) (21) (3) (42)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (21) (30) (10) (61) (17) (20) (10) (47)
Changes to risk, parameters, and models 6 (102) 181 309 388 (71) 146 273 348
Disposals – – – – – – – –
Write-offs – – (412) (412) – – (347) (347)
Recoveries – – 78 78 – – 72 72
Foreign exchange and other adjustments 12 17 5 34 (9) (12) (2) (23)
Balance, including off-balance sheet instruments,
at end of period 683 1,224 282 2,189 664 1,090 225 1,979
Less: Allowance for off-balance sheet instruments 7 25 49 – 74 30 55 – 85
Balance at end of period $ 658 $ 1,175 $ 282 $ 2,115 $ 634 $ 1,035 $ 225 $ 1,894
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 947 $ 1,374 $ 378 $ 2,699 $ 988 $ 1,277 $ 312 $ 2,577
Provision for credit losses
Transfer to Stage 1 1 485 (474) (11) – 246 (239) (7) –
Transfer to Stage 2 (86) 107 (21) – (95) 111 (16) –
Transfer to Stage 3 (5) (242) 247 – (6) (223) 229 –
Net remeasurement due to transfers into stage 2 (222) 112 7 (103) (108) 139 7 38
New originations or purchases 3 36 n/a n/a 36 39 n/a n/a 39
Net repayments 4 18 4 18 40 22 5 17 44
Derecognition of financial assets (excluding
disposals and write-offs) 5 (27) (22) (75) (124) (10) (16) (84) (110)
Changes to risk, parameters, and models 6 (247) 473 375 601 (175) 300 294 419
Disposals – – – – – – – –
Write-offs – – (529) (529) – – (444) (444)
Recoveries – – 93 93 – – 75 75
Foreign exchange and other adjustments 28 40 16 84 (21) (29) (11) (61)
Balance, including off-balance sheet instruments,
at end of period 927 1,372 498 2,797 880 1,325 372 2,577
Less: Allowance for off-balance sheet instruments 7 196 293 – 489 240 366 – 606
Balance at end of period $ 731 $ 1,079 $ 498 $ 2,308 $ 640 $ 959 $ 372 $ 1,971
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2024

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2024 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2024 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
January 31, 2025 January 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government 1
Balance, including off-balance sheet instruments,
at beginning of period $ 1,150 $ 1,937 $ 853 $ 3,940 $ 1,319 $ 1,521 $ 470 $ 3,310
Provision for credit losses
Transfer to Stage 1
2
88 (88) – – 62 (62) – –
Transfer to Stage 2 (153) 158 (5) – (117) 120 (3) –
Transfer to Stage 3 (3) (152) 155 – (14) (55) 69 –
Net remeasurement due to transfers into stage
2
(28) 58 1 31 (21) 42 4 25
New originations or purchases
2
300 n/a n/a 300 271 n/a n/a 271
Net repayments
2
17 (19) (10) (12) 8 (8) (26) (26)
Derecognition of financial assets (excluding
disposals and write-offs)
2
(169) (196) (76) (441) (172) (99) (45) (316)
Changes to risk, parameters, and models
2
29 250 250 529 (162) 202 187 227
Disposals – – (9) (9) – – – –
Write-offs – – (202) (202) – – (124) (124)
Recoveries – – 16 16 – – 11 11
Foreign exchange and other adjustments 41 49 (2) 88 (35) (30) (14) (79)
Balance, including off-balance sheet instruments,
at end of period 1,272 1,997 971 4,240 1,139 1,631 529 3,299
Less: Allowance for off-balance sheet instruments
3
177 193 6 376 154 151 4 309
Balance at end of period 1,095 1,804 965 3,864 985 1,480 525 2,990
Total Allowance, including

off-balance sheet

instruments, at end of period 2,996 4,774 1,824 9,594 2,820 4,258 1,187 8,265
Less: Total Allowance for

off-balance sheet

instruments 3 398 535 6 939 424 572 4 1,000
Total Allowance for Loan Losses

at end of period
$ 2,598 $ 4,239 $ 1,818 $ 8,655 $ 2,396 $ 3,686 $ 1,183 $ 7,265
Includes allowance for loan losses related to customers’ liability under acceptances.
2

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
3

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The allowance for credit losses on all remaining

financial assets is not significant.
(e)

FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated

in risk parameters as appropriate. Additional

risk factors that are industry or segment

specific are also
incorporated, where relevant. The key macroeconomic

variables used in determining ECLs include

regional unemployment rates for all retail exposures

and
regional housing price indices for residential

mortgages and home equity lines of credit.

For business and government loans,

the key macroeconomic variables
include gross domestic product (GDP), unemployment

rates, interest rates, and credit spreads.

Refer to Note 3 of the Bank’s 2024 Annual

Consolidated Financial
Statements for a discussion of how forward-looking

information is generated and considered

in determining whether there has been a

significant increase in credit
risk and in measuring ECLs.
Macroeconomic Variables
Select macroeconomic variables are projected

over the forecast period.
The following table sets out average values

of the macroeconomic variables over the

four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at January 31, 2025.

As the forecast period increases, information

about the future becomes less readily available

and projections
are anchored on assumptions around structural

relationships between economic parameters

that are inherently much less certain.

The baseline forecasts reflect
some tempering to growth considering policy

and trade uncertainty, but do not factor in the pending

March 4, 2025 tariffs by the U.S. administration on

Canada
and Mexico as well as retaliatory actions.

These actions – along with the potential

for additional measures on these and other

countries – represent a significant
downside risk to the global outlook.
Macroeconomic Variables
As at
January 31, 2025
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q1 2025- 4-year Q1 2025- 4-year Q1 2025- 4-year
Q4 2025 1 period 1 Q4 2025 1 period 1 Q4 2025 1 period 1

Unemployment rate
Canada 6.5% 5.9% 5.7% 5.6% 7.6% 7.2%
United States 4.3 4.0 3.9 3.8 5.4 5.4
Real GDP
Canada 1.7 1.9 2.0 2.2 (0.5) 2.2
United States 2.0 1.9 2.7 2.3 (0.2) 2.3
Home prices
Canada (average existing price) 2 8.0 2.7 8.7 3.2 (3.7) 3.2
United States (CoreLogic HPI)
3
3.3 3.0 5.1 3.7 (6.1) 4.0
Central bank policy interest rate
Canada 2.63 2.25 3.25 2.55 1.63 1.56
United States 3.88 3.02 4.50 3.31 2.31 2.19
U.S. 10-year treasury yield 4.02 3.70 4.50 4.01 3.78 3.61
U.S. 10-year BBB spread (%-pts) 1.71 1.80 1.43 1.74 2.48 2.10
Exchange rate (U.S. dollar/Canadian dollar) $ 0.70 $ 0.75 $ 0.73 $ 0.76 $ 0.66 $ 0.70
The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2
The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3
The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
(f)

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally

developed models, the macroeconomic

variables in the forward-looking forecasts and

respective probability
weightings in determining the probability-weighted

ECLs, and other factors considered when

applying expert credit judgment. Changes

in these inputs,
assumptions, models, and judgments would

affect the assessment of significant increase in

credit risk and the measurement of ECLs.
The following table presents the base ECL

scenario compared to the probability-weighted ECLs,

with the latter derived from three ECL

scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted

ECLs
(millions of Canadian dollars, except

as noted)
As at
January 31, 2025 October 31, 2024
Probability-weighted ECLs $ 7,770 $ 7,584
Base ECLs 7,379 7,185
Difference – in amount $ 391 $ 399
Difference – in percentage 5.3% 5.6%
ECLs for performing loans and off-balance sheet instruments

consist of an aggregate amount of Stage 1 and

Stage 2 probability-weighted ECLs

which are twelve-
month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage

2 ECLs result from a significant increase

in credit risk since initial recognition

of the
loan.
The following table shows the estimated

impact of staging on ECLs by presenting all

performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs, holding

all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
January 31, 2025 October 31, 2024
Probability-weighted ECLs $ 7,770 $ 7,584
All performing loans and off-balance sheet instruments

using 12-month ECLs
5,908 5,631
Incremental lifetime ECLs impact $ 1,862 $ 1,953
(g)

FORECLOSED ASSETS
Foreclosed assets are repossessed non-financial

assets where the Bank gains title, ownership,

or possession of individual properties,

such as real estate
properties, which are managed for sale in an

orderly manner with the proceeds used

to reduce or repay any outstanding debt.

The Bank does not generally occupy
foreclosed properties for its business use.

The Bank predominantly relies on third-party

appraisals to determine the carrying value of

foreclosed assets.

Foreclosed
assets held for sale were $ 174

million as at January 31, 2025 (October 31, 2024

– $
126

million) and were recorded in Other assets

on the Interim Consolidated
Balance Sheet.
(h)

LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower

has failed to make a payment by the

contractual due date.
The following table summarizes loans that are

past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet

their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
January 31, 2025 October 31, 2024

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 345 $ 193 $ 538 $ 443 $ 111 $ 554
Consumer instalment and other personal 990 367 1,357 983 335 1,318
Credit card 392 261 653 375 269 644
Business and government 198 136 334 244 83 327
Total

$ 1,925 $ 957 $ 2,882 $ 2,045 $ 798 $ 2,843
Includes loans that are measured at FVOCI.
(i)

SALE OF U.S. RESIDENTIAL MORTGAGE

LOANS
Subsequent to quarter end, the Bank reached

an agreement to sell approximately US$
9

billion of certain U.S. residential mortgage loans

(correspondent lending
loans), which is expected to result in

a recognition of a pre-tax loss of approximately

US$
600

million in the second quarter of 2025. The

sale relates to the U.S.
balance sheet restructuring activities outlined

in the fourth quarter of fiscal 2024.